UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Vessel and other management fee	[1]	$ 9,495	$ 4,769
Operating revenues		53,518	34,927
Vessel operating expenses		25,043	29,637
Administrative expenses		22,546	21,265
Depreciation and amortization		42,552	39,149
Impairment of long-term assets		0	1,706
Total operating expenses		118,878	115,035
Other operating gains and losses		0	16
Operating loss		(65,360)	(80,092)
Other non-operating income
Other		206	0
Total other non-operating income		206	0
Financial income (expenses)
Interest income		2,912	1,091
Interest expense	[1]	(39,710)	(34,823)
Other financial items, net		(7,928)	(40,881)
Net financial expenses		(44,726)	(74,613)
Loss before taxes and equity in net losses of affiliates		(109,880)	(154,705)
Income taxes		(647)	1,285
Equity in net losses of affiliates		(13,193)	(5,563)
Net loss		(123,720)	(158,983)
Net income attributable to non-controlling interests		(15,931)	(12,229)
Net loss attributable to Golar LNG Ltd		$ (139,651)	$ (171,212)
Basic and diluted loss per share (in USD per share)		$ (1.39)	$ (1.84)
Cash dividends declared and paid per share (in USD per share)		$ 0.10	$ 0.10
Non-collaborative Arrangement Transactions
Time and voyage charter revenues	[1]	$ 32,284	$ 24,222
Voyage and charterhire expenses	[1]	15,965	20,474
Collaborative Arrangement
Time and voyage charter revenues	[1]	11,739	5,936
Voyage and charterhire expenses	[1]	$ 12,772	$ 2,804

[1]	This includes amounts arising from transactions with related parties (see note 14).